S000042770 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	126 Months Ended	145 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 2000® Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	13.01%	3.18%	9.57%
Performance Inception Date	[1]				Jul. 01, 2015
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	17.15%	13.15%	14.29%
Performance Inception Date	[2]				Jul. 01, 2015
Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		(1.30%)	0.38%	8.71%
Performance Inception Date						Dec. 16, 2013
Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(2.99%)	(2.06%)	6.63%
Performance Inception Date						Dec. 16, 2013
Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[3]	0.47%	0.07%	6.70%
Performance Inception Date	[3]					Dec. 16, 2013
Class A
Prospectus [Line Items]
Average Annual Return, Percent		(7.17%)	(1.06%)	7.80%
Performance Inception Date						Dec. 16, 2013
Class C
Prospectus [Line Items]
Average Annual Return, Percent		(2.28%)	(0.60%)	7.67%
Performance Inception Date					Jul. 01, 2015

[1]	Additional index.
[2]	Broad-based securities market index.
[3]
The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.